Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Concentration of risk by region and line of business based on gross premiums written	The table that follows shows the company's concentration of insurance risk by region and line of business based on gross premiums written prior to giving effect to ceded reinsurance premiums. The company's exposure to general insurance risk varies by geographic region and may change over time. Premiums ceded to reinsurers (including retrocessions) in 2020 by line of business was comprised of property of $1,470.7 (2019 - $1,471.5), casualty of $2,361.2 (2019 - $1,842.9) and specialty of $429.5 (2019 - $361.2).

	Canada		United States		Asia(1)		International(2)		Total
For the years ended December 31	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Property	996.2	853.5	3,364.7	3,087.9	735.4	710.4	1,756.2	1,669.4	6,852.5	6,321.2
Casualty	899.1	805.4	7,812.8	6,903.4	446.6	411.6	1,279.4	1,424.6	10,437.9	9,545.0
Specialty	188.9	177.6	735.7	597.7	248.4	237.6	662.5	632.1	1,835.5	1,645.0
Total	2,084.2	1,836.5	11,913.2	10,589.0	1,430.4	1,359.6	3,698.1	3,726.1	19,125.9	17,511.2

Insurance	1,969.4	1,724.5	9,020.4	8,389.9	682.2	676.1	2,637.4	2,377.3	14,309.4	13,167.8
Reinsurance	114.8	112.0	2,892.8	2,199.1	748.2	683.5	1,060.7	1,348.8	4,816.5	4,343.4
	2,084.2	1,836.5	11,913.2	10,589.0	1,430.4	1,359.6	3,698.1	3,726.1	19,125.9	17,511.2
(1)    The Asia geographic segment is primarily comprised of countries located throughout Asia, including China, Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.
(2) The International geographic segment is primarily comprised of countries located in South America, Europe and Africa.
Schedule of aggregate gross credit risk exposure
The company's gross credit risk exposure (without consideration of amounts held by the company as collateral) was comprised as follows:

	December 31, 2020	December 31, 2019
Cash and short term investments	13,920.6	10,703.6
Investments in debt instruments:
U.S. sovereign government(1)	3,058.4	5,610.8
Other sovereign government rated AA/Aa or higher(1)(2)	311.2	1,090.4
All other sovereign government(3)	649.3	1,230.0
Canadian provincials	49.9	2.9
U.S. states and municipalities	378.2	216.5
Corporate and other(4)(5)	11,848.3	8,164.8
Receivable from counterparties to derivative contracts	222.4	85.2
Insurance contract receivables	5,816.1	5,435.0
Recoverable from reinsurers	10,533.2	9,155.8
Other assets	1,424.2	1,362.9
Total gross credit risk exposure	48,211.8	43,057.9
(1)    Represented together 7.8% of the company's total investment portfolio at December 31, 2020 (December 31, 2019 - 17.2%) and considered by the company to have nominal credit risk.
(2)    Comprised primarily of bonds issued by the governments of Singapore, Hong Kong, Australia and Canada with fair values at December 31, 2020 of $95.7, $58.7, $42.0 and $16.5 respectively (December 31, 2019 - $99.4, $105.9, $89.0 and $664.4).
(3)    Comprised primarily of bonds issued by the governments of Spain, Poland and India with fair values at December 31, 2020 of $233.9, $128.7 and $22.5 respectively (December 31, 2019 - $218.2, $149.6 and $519.0).
(4)    Represented 27.4% of the company's total investment portfolio at December 31, 2020 compared to 20.9% at December 31, 2019, with the increase principally related to net purchases of high quality corporate bonds rated A/A and BBB/Baa of $875.3 and $1,601.4, and net purchases of corporate bonds rated BB/Ba of $242.6.
(5)    Includes the company's investments in mortgage loans at December 31, 2020 of $775.4 (December 31, 2019 - $232.0) secured by real estate primarily in the U.S., Europe and Canada.

Schedule of fixed income portfolio according to credit rating
The composition of the company's investments in debt instruments classified according to the higher of each security's respective S&P and Moody's issuer credit rating is presented in the table that follows:

	December 31, 2020			December 31, 2019
Issuer Credit Rating	Amortized cost	Fair value	%	Amortized cost	Fair value	%
AAA/Aaa	3,574.3	3,604.8	22.1	6,795.2	6,820.4	41.8
AA/Aa	779.1	805.1	4.9	870.0	881.8	5.4
A/A	3,856.5	4,086.6	25.1	2,979.4	3,008.0	18.4
BBB/Baa	4,157.4	4,590.8	28.2	3,059.6	3,206.2	19.7
BB/Ba	489.6	518.8	3.2	121.9	135.0	0.8
B/B	41.7	42.9	0.3	59.9	61.6	0.4
Lower than B/B	62.4	63.8	0.4	31.6	16.4	0.1
Unrated(1)(2)	2,458.9	2,582.5	15.8	2,125.8	2,186.0	13.4
Total	15,419.9	16,295.3	100.0	16,043.4	16,315.4	100.0
(1)     Comprised primarily of the fair value of the company's investments in Atlas Corp. of $575.9 (December 31, 2019 - $483.4), Blackberry Limited of $438.6 (December 31, 2019 - $442.1) and Chorus Aviation Inc. of $153.0 (December 31, 2019 - $155.8).
(2)    Includes the company's investments in mortgage loans at December 31, 2020 of $775.4 (December 31, 2019 - $232.0) secured by real estate primarily in the U.S., Europe and Canada.

Schedule of credit risk related to derivative contract counterparties	The following table sets out the company's net derivative counterparty risk assuming all derivative counterparties are simultaneously in default:

	December 31, 2020	December 31, 2019
Total derivative assets(1)	222.4	85.2
Obligations that may be offset under net settlement arrangements	(32.0)	(19.2)
Fair value of collateral deposited for the benefit of the company(2)	(124.3)	(14.2)
Excess collateral pledged by the company in favour of counterparties	11.7	1.9
Initial margin not held in segregated third party custodian accounts	5.6	—
Net derivative counterparty exposure after net settlement and collateral arrangements	83.4	53.7
(1)    Excludes equity warrants, equity call options and other derivatives which are not subject to counterparty risk.
(2) Excludes excess collateral pledged by counterparties of $5.0 at December 31, 2020 (December 31, 2019 - $1.9).
Schedule of gross reinsurance recoverable by reinsurer financial strength rating
The following table presents the gross recoverable from reinsurers classified according to the financial strength ratings of the reinsurers. Pools and associations are generally government or similar insurance funds with limited credit risk.

	December 31, 2020			December 31, 2019
A.M. Best Rating (or S&P equivalent)	Gross recoverable from reinsurers	Outstanding balances for which security is held	Net unsecured recoverable from reinsurers	Gross recoverable from reinsurers	Outstanding balances for which security is held	Net unsecured recoverable from reinsurers
A++	473.9	27.5	446.4	357.1	28.8	328.3
A+	5,244.2	361.5	4,882.7	5,005.9	351.9	4,654.0
A	3,072.9	97.6	2,975.3	2,567.7	106.0	2,461.7
A-	359.1	29.9	329.2	217.7	9.7	208.0
B++	55.9	5.2	50.7	18.1	1.2	16.9
B+	2.6	—	2.6	3.9	0.4	3.5
B or lower	16.0	0.4	15.6	11.0	1.4	9.6
Not rated	1,101.8	726.9	374.9	941.1	524.3	416.8
Pools and associations	362.4	7.0	355.4	194.8	6.5	188.3
	10,688.8	1,256.0	9,432.8	9,317.3	1,030.2	8,287.1
Provision for uncollectible reinsurance	(155.6)		(155.6)	(161.5)		(161.5)
Recoverable from reinsurers	10,533.2		9,277.2	9,155.8		8,125.6

Disclosure of maturity analysis for non-derivative financial liabilities
The following tables set out the maturity profile of the company's financial liabilities based on the expected undiscounted cash flows from the balance sheet date to the contractual maturity date or the settlement date:

	December 31, 2020
	3 months or less	3 months to 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Accounts payable and accrued liabilities(1)	1,464.8	816.6	854.5	454.3	675.3	4,265.5
Insurance contract payables(2)	775.6	1,493.0	205.6	13.5	13.5	2,501.2
Provision for losses and loss adjustment expenses	2,880.5	6,111.7	9,577.5	4,753.5	7,486.1	30,809.3
Borrowings - holding company and insurance and reinsurance companies:
Principal	50.1	892.7	664.7	1,142.9	3,887.8	6,638.2
Interest	54.6	204.2	479.0	411.5	554.1	1,703.4
Borrowings - non-insurance companies:
Principal	547.6	761.6	269.5	344.0	288.1	2,210.8
Interest	27.2	43.3	76.5	40.7	103.4	291.1
	5,800.4	10,323.1	12,127.3	7,160.4	13,008.3	48,419.5

	December 31, 2019
	3 months or less	3 months to 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Accounts payable and accrued liabilities(1)	1,321.1	799.9	798.1	426.0	853.2	4,198.3
Insurance contract payables(2)	717.2	1,294.8	133.2	9.6	63.0	2,217.8
Provision for losses and loss adjustment expenses	2,475.6	5,325.9	8,490.8	4,619.5	7,588.4	28,500.2
Borrowings - holding company and insurance and reinsurance companies:
Principal	—	140.0	433.9	676.0	3,926.9	5,176.8
Interest	53.1	180.5	456.4	391.1	648.0	1,729.1
Borrowings - non-insurance companies:
Principal	533.4	771.5	392.7	114.8	271.8	2,084.2
Interest	59.9	45.4	60.4	38.4	113.9	318.0
	5,160.3	8,558.0	10,765.5	6,275.4	13,465.2	44,224.4
(1)    Excludes pension and post retirement liabilities (note 21), deferred gift card, hospitality and other revenue, accrued interest expense and other. The maturity profile of lease liabilities included in the table above is described in note 22.
(2) Excludes ceded deferred premium acquisition costs.
Disclosure of maturity analysis for derivative financial liabilities
The following table provides a maturity profile of the company's derivative obligations based on the expected undiscounted cash flows from the balance sheet date to the contractual maturity date or the settlement date:

	December 31, 2020				December 31, 2019
	3 months or less	3 months to 1 year	More than 1 year	Total	3 months or less	3 months to 1 year	More than 1 year	Total
Equity total return swaps - short positions	—	—	—	—	58.0	26.6	—	84.6
Equity total return swaps - long positions	8.3	9.7	—	18.0	—	3.0	—	3.0
U.S. treasury bond forward contracts	—	—	—	—	1.7	—	—	1.7
Foreign currency forward and swap contracts	74.3	16.1	45.6	136.0	59.3	1.9	53.3	114.5
Other derivative contracts	25.8	9.5	0.1	35.4	1.6	0.4	0.1	2.1
	108.4	35.3	45.7	189.4	120.6	31.9	53.4	205.9

Schedule of potential impact of changes in interest rates on fixed asset portfolio
The table below displays the potential impact of changes in interest rates on the company's fixed income portfolio based on parallel 200 basis points shifts up and down, in 100 basis points increments, which the company believes to be reasonably possible in the current economic environment of the COVID-19 pandemic. This analysis was performed on each individual security to determine the hypothetical effect on net earnings.

	December 31, 2020			December 31, 2019
	Fair value of fixed income portfolio	Hypothetical change in net earnings(1)	Hypothetical % change in fair value(1)	Fair value of fixed income portfolio	Hypothetical change in net earnings(1)	Hypothetical % change in fair value(1)
Change in interest rates
200 basis point increase	15,540.5	(624.5)	(4.6)	15,752.1	(463.3)	(3.5)
100 basis point increase	15,889.8	(335.2)	(2.5)	16,018.9	(243.6)	(1.8)
No change	16,295.3	—	—	16,315.4	—	—
100 basis point decrease	16,790.2	410.0	3.0	16,712.8	326.8	2.4
200 basis point decrease	17,348.4	871.6	6.5	17,162.3	695.8	5.2
(1)    Includes the impact of forward contracts to sell long dated U.S. treasury bonds with a notional amount at December 31, 2020 of $330.8 (December 31, 2019 - $846.5).

Schedule of impact of equity and equity related holdings on the financial position	The following table summarizes the net effect of the company's equity and equity-related holdings (long exposures net of short exposures) on the company's financial position as at December 31, 2020 and 2019 and results of operations for the years then ended. In that table the company considers its non-insurance investments in associates (note 6) with a fair value at December 31, 2020 of $5,609.8 (December 31, 2019 – $6,494.4) as a component of its equity and equity-related holdings when assessing its net equity exposures.

	December 31, 2020		December 31, 2019		Year ended December 31, 2020	Year ended December 31, 2019
	Exposure/Notional amount	Carrying value	Exposure/Notional amount	Carrying value	Pre-tax earnings (loss)	Pre-tax earnings (loss)
Long equity exposures:
Common stocks(1)	4,939.7	4,939.7	4,604.2	4,604.2	24.7	915.9
Preferred stocks – convertible(2)	27.9	27.9	20.7	20.7	4.4	0.9
Bonds – convertible	461.3	461.3	667.6	667.6	143.4	1.4
Investments in associates(2)(3)(4)	5,609.8	5,134.9	6,494.4	5,492.3	8.6	0.7
Deconsolidation of non-insurance subsidiaries(5)(6)	—	—	—	—	(61.5)	171.3
Derivatives and other invested assets:
Equity total return swaps – long positions	1,788.3	126.3	406.3	8.1	325.6	20.5
Equity warrant forward contracts(7)	—	—	—	—	—	45.4
Equity warrants and options(7)	132.8	132.8	200.3	200.3	(56.3)	123.9
Other	—	—	—	—	(17.0)	—
Total equity and equity related holdings	12,959.8	10,822.9	12,393.5	10,993.2	371.9	1,280.0

Short equity exposures:
Derivatives and other invested assets:
Equity total return swaps – short positions	—	—	(369.8)	(84.6)	(528.6)	(45.0)
Other	—	—	—	—	—	(12.8)
	—	—	(369.8)	(84.6)	(528.6)	(57.8)

Net equity exposures and financial effects	12,959.8		12,023.7		(156.7)	1,222.2
(1)    During 2019 the company sold its 9.9% equity interest in ICICI Lombard for gross proceeds of $729.0 and recognized a net gain on investment of $240.0 (realized gains of $311.2, of which $71.2 was recorded as unrealized gains in prior years), primarily related to the removal of the discount for lack of marketability previously applied by the company to the traded market price of its ICICI Lombard common stock.
(2)    Excludes the company’s insurance and reinsurance investments in associates and joint ventures and certain other equity and equity-related holdings which are considered long term strategic holdings. See note 6.
(3)    On September 30, 2020 the company sold its investment in Davos Brands for cash proceeds of $58.6 and recorded a net realized gain of $19.3 as described in note 6.
(4)    On February 28, 2020 the company sold its investment in APR Energy to Atlas in an all-stock transaction as described in note 6.
(5)    On December 8, 2020 Fairfax Africa was deconsolidated pursuant to the transaction described in note 23.
(6)    On May 17, 2019 the company deconsolidated Grivalia Properties upon its merger into Eurobank and recognized a non-cash gain of $171.3. See note 23.
(7)    Includes the Atlas (formerly Seaspan) warrants and forward contracts.

Schedule of potential impact of changes in the fair value of equity and equity related holdings
The table that follows illustrates the potential impact on net earnings of changes in the fair value of the company's equity and equity-related holdings (long exposures net of short exposures) as a result of changes in global equity markets at December 31, 2020 and 2019. The analysis assumes variations of 10% and 20% (December 31, 2019 - 5% and 10%) which the company believes to be reasonably possible in the current economic environment based on analysis of the return on various equity indexes and management's knowledge of global equity markets.

	December 31, 2020
Change in global equity markets	20% increase	10% increase	No change	10% decrease	20% decrease

Fair value of equity and equity-related holdings	8,799.0	8,074.2	7,350.0	6,627.5	5,897.4
Hypothetical $ change in net earnings	1,227.5	613.3	—	(611.6)	(1,228.8)
Hypothetical % change in fair value	19.7	9.9	—	(9.8)	(19.8)

	December 31, 2019
Change in global equity markets	10% increase	5% increase	No change	5% decrease	10% decrease

Fair value of equity and equity-related holdings	6,048.3	5,788.2	5,529.3	5,271.8	5,015.7
Hypothetical $ change in net earnings	433.9	216.4	—	(215.1)	(428.8)
Hypothetical % change in fair value	9.4	4.7	—	(4.7)	(9.3)

Schedule of pre-tax foreign currency effect
The pre-tax foreign exchange effects included in net gains (losses) on investments in the company's consolidated statements of earnings for the years ended December 31 were as follows:

	2020	2019
Net gains (losses) on investments:
Investing activities	105.4	(68.0)
Underwriting activities	(16.8)	5.6
Foreign currency contracts	(33.0)	(1.3)
Foreign currency net gains (losses)	55.6	(63.7)
Foreign currency net gains on investing activities during 2020 primarily reflected strengthening of the euro and Canadian dollar relative to the U.S. dollar. Foreign currency net losses on investing activities during 2019 primarily related to U.S. dollar denominated investments held by subsidiaries with a Canadian dollar or British pound functional currency as the U.S. dollar weakened relative to those currencies.
Schedule of effect of currency appreciation
The table below shows the approximate effect of a 10% appreciation of the U.S. dollar against each of the Canadian dollar, euro, British pound sterling, Indian rupee and all other currencies, respectively, on pre-tax earnings (loss), net earnings (loss), pre-tax other comprehensive income (loss) and other comprehensive income (loss). Certain shortcomings are inherent in the method of analysis presented, including the assumption that the 10% appreciation of the U.S. dollar occurred at December 31, 2020 with all other variables held constant.

	Canadian dollar		Euro		British pound sterling		Indian rupee		All other currencies		Total
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Pre-tax earnings (loss)	(25.6)	18.3	(35.2)	59.0	58.3	(5.1)	(47.3)	(110.1)	45.0	(57.7)	(4.8)	(95.6)
Net earnings (loss)	(25.1)	14.0	(26.5)	44.2	48.8	(2.0)	(45.9)	(95.3)	36.0	(38.1)	(12.7)	(77.2)
Pre-tax other comprehensive income (loss)	(112.1)	(110.0)	(17.4)	(86.1)	(56.4)	(125.5)	(247.7)	(275.4)	(108.6)	(123.3)	(542.2)	(720.3)
Other comprehensive income (loss)	(115.5)	(113.2)	13.7	(55.6)	(55.6)	(124.7)	(229.2)	(254.2)	(109.1)	(118.0)	(495.7)	(665.7)

Schedule of capital management, financial measurements	The company manages its capital based on the following financial measurements and ratios to provide an indication of the company's ability to issue and service debt without impacting the operating companies or their portfolio investments:

	Consolidated		Excluding consolidated non-insurance companies
	December 31, 2020	December 31, 2019	December 31, 2020		December 31, 2019
Holding company cash and investments (net of derivative obligations)	1,229.4	975.2	1,229.4		975.2

Borrowings – holding company	5,580.6	4,117.3	5,580.6		4,117.3
Borrowings – insurance and reinsurance companies	1,033.4	1,039.6	1,033.4		1,039.6
Borrowings – non-insurance companies	2,200.0	2,075.7	—		—
Total debt	8,814.0	7,232.6	6,614.0		5,156.9
Net debt(1)	7,584.6	6,257.4	5,384.6		4,181.7

Common shareholders’ equity	12,521.1	13,042.6	12,521.1		13,042.6
Preferred stock	1,335.5	1,335.5	1,335.5		1,335.5
Non-controlling interests	3,670.7	3,529.1	1,831.8		1,544.6
Total equity	17,527.3	17,907.2	15,688.4		15,922.7

Net debt/total equity	43.3%	34.9%	34.3%		26.3%
Net debt/net total capital(2)	30.2%	25.9%	25.6%		20.8%
Total debt/total capital(3)	33.5%	28.8%	29.7%		24.5%
Interest coverage(4)	1.6x	6.5x	3.3x	(6)	9.8x	(6)
Interest and preferred share dividend distribution coverage(5)	1.4x	5.7x	2.7x	(6)	7.9x	(6)
(1)    Net debt is calculated by the company as total debt less holding company cash and investments (net of derivative obligations).
(2)    Net total capital is calculated by the company as the sum of total equity and net debt.
(3)    Total capital is calculated by the company as the sum of total equity and total debt.
(4)    Interest coverage is calculated by the company as earnings (loss) before income taxes and interest expense on borrowings, divided by interest expense on borrowings.
(5)    Interest and preferred share dividend distribution coverage is calculated by the company as earnings (loss) before income taxes and interest expense on borrowings divided by the sum of interest expense on borrowings and preferred share dividend distributions adjusted to a pre-tax equivalent at the company’s Canadian statutory income tax rate.
(6)    Excludes earnings (loss) before income taxes, and interest expense on borrowings, of consolidated non-insurance companies.